SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Property, Plant and Equipment) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Percentage of depreciation and amortization expenses allocated to Cost of Sales			50.00%	50.00%
Less: accumulated depreciation			$ 609,109	$ 521,002
Property and equipment, net	2,654,943		2,684,299	2,083,080
Depreciation expense	29,356	26,560	111,192	109,868
Building & Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			P40Y
Building & Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			P10Y
Land, building & leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			2,275,322	1,649,808
Land, building & leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			0	1,649,808
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			820,143	766,572
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			P10Y
Property and equipment, gross			0	766,572
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			P5Y
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			P10Y
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			P5Y
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			P10Y
Property and equipment, gross			197,943	187,702
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			$ 0	$ 187,702
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			P3Y